Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

13. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the six months ended June 30,
	2023	2024
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(3,379)	$(62,583)
Numerator for basic and diluted net loss per share calculation	$(3,379)	$(62,583)

Denominator:
Weighted average number of ordinary shares	81,374,609	93,663,300

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.04)	$(0.67)

For the six months June 30, 2024, warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in the first half of 2024 were 1,600,000.